Note 6 - Financial Instruments and Risk Management - Schedule of Warrant Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	42 Months Ended
	Jun. 30, 2024	Jun. 30, 2026
Statement Line Items [Line Items]
Carrying amount at January 1, 2024	$ 17,618
Carrying amount at June 30, 2024	13,978
Warrant liabilities [member]
Statement Line Items [Line Items]
Carrying amount at January 1, 2024	2,714
Initial recognition of derivative liability	8,585
Remeasurement of derivative liability	(3,925)
Reclassification of derivative liability	(7,374)
Carrying amount at June 30, 2024	0
Remeasurement of warrant liability	(3,925)
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities	(7,374)
The 2023 SPA investor warrants [member]
Statement Line Items [Line Items]
Carrying amount at January 1, 2024	2,714
Initial recognition of derivative liability	0
Remeasurement of derivative liability	(2,156)
Reclassification of derivative liability	(558)
Carrying amount at June 30, 2024	0
Remeasurement of warrant liability	(2,156)
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities	(558)
The 2024 investor warrants [member]
Statement Line Items [Line Items]
Carrying amount at January 1, 2024	0
Initial recognition of derivative liability	8,585
Remeasurement of derivative liability	(1,769)
Reclassification of derivative liability	(6,816)
Carrying amount at June 30, 2024	0
Remeasurement of warrant liability	(1,769)
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities	(6,816)
EIB warrants [member]
Statement Line Items [Line Items]
Carrying amount at January 1, 2024	190	$ 573
Remeasurement of derivative liability	(138)	(177)
Reclassification of derivative liability	(4)	6
Carrying amount at June 30, 2024	48	402
Remeasurement of warrant liability	(138)	(177)
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities	$ (4)	$ 6